Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Segment Information

Note 6 – Segment Information

The Company’s operations include three primary segments: core banking, trust and investment advisory services, and insurance operations. The core banking segment involves attracting deposits from the general public and using such funds to originate consumer, commercial and agricultural, commercial and agricultural real estate, and residential mortgage loans, primarily in the Company’s local markets. The core banking segment also involves the sale of residential mortgage loans in the secondary market. The trust and investment advisory services segment involves providing trust, investment advisory, and brokerage services to customers. The insurance segment offers a full range of personal and corporate property and casualty insurance products, primarily in the Company’s banking subsidiary’s local markets.

The core banking segment is comprised by the Company’s banking subsidiary, German American Bancorp, which operated through 35 banking offices at June 30, 2013. Net interest income from loans and investments funded by deposits and borrowings is the primary revenue for the core-banking segment. The trust and investment advisory services segment’s revenues are comprised primarily of fees generated by German American Financial Advisors & Trust Company. These fees are derived by providing trust, investment advisory, and brokerage services to its customers. The insurance segment primarily consists of German American Insurance, Inc., which provides a full line of personal and corporate insurance products. Commissions derived from the sale of insurance products are the primary source of revenue for the insurance segment.

The following segment financial information has been derived from the internal financial statements of German American Bancorp, Inc., which are used by management to monitor and manage the financial performance of the Company. The accounting policies of the three segments are the same as those of the Company. The evaluation process for segments does not include holding company income and expense. Holding company amounts are the primary differences between segment amounts and consolidated totals, and are reflected in the column labeled “Other” below, along with amounts to eliminate transactions between segments.

		Trust and
		Investment
	Core	Advisory			Consolidated
Three Months Ended	Banking	Services	Insurance	Other	Totals
June 30, 2013
Net Interest Income	$17,004	$6	$5	$(303)	$16,712
Net Gains on Sales of Loans	809	—	—	—	809
Net Gains on Securities	467	—	—	—	467
Trust and Investment Product Fees	1	813	—	—	814
Insurance Revenues	6	6	1,367	—	1,379
Noncash Items:
Provision for Loan Losses	(200)	—	—	—	(200)
Depreciation and Amortization	973	8	106	38	1,125
Income Tax Expense (Benefit)	3,626	(24)	40	(413)	3,229
Segment Profit (Loss)	6,833	(41)	27	(287)	6,532
Segment Assets at June 30, 2013	2,019,229	11,548	8,395	(28,560)	2,010,612

		Trust and
		Investment
	Core	Advisory			Consolidated
Three Months Ended	Banking	Services	Insurance	Other	Totals
June 30, 2012
Net Interest Income	$17,163	$7	$10	$(531)	$16,649
Net Gains on Sales of Loans	676	—	—	—	676
Net Gains on Securities	76	—	—	—	76
Trust and Investment Product Fees	2	663	—	(1)	664
Insurance Revenues	6	9	1,343	—	1,358
Noncash Items:
Provision for Loan Losses	391	—	—	—	391
Depreciation and Amortization	1,095	5	105	38	1,243
Income Tax Expense (Benefit)	2,980	(10)	66	(335)	2,701
Segment Profit (Loss)	6,227	(20)	89	(329)	5,967
Segment Assets at December 31, 2012	2,006,992	11,551	8,333	(20,576)	2,006,300

		Trust and
		Investment
	Core	Advisory			Consolidated
Six Months Ended	Banking	Services	Insurance	Other	Totals
June 30, 2013
Net Interest Income	$33,768	$11	$12	$(854)	$32,937
Net Gains on Sales of Loans	1,563	—	—	—	1,563
Net Gains on Securities	1,080	—	—	—	1,080
Trust and Investment Product Fees	4	1,628	—	(1)	1,631
Insurance Revenues	15	19	3,129	—	3,163
Noncash Items:
Provision for Loan Losses	150	—	—	—	150
Depreciation and Amortization	1,923	15	211	75	2,224
Income Tax Expense (Benefit)	6,370	(26)	187	(788)	5,743
Segment Profit (Loss)	12,681	(49)	238	(529)	12,341
Segment Assets at June 30, 2013	2,019,229	11,548	8,395	(28,560)	2,010,612

		Trust and
		Investment
	Core	Advisory			Consolidated
Six Months Ended	Banking	Services	Insurance	Other	Totals
June 30, 2012
Net Interest Income	$34,304	$10	$17	$(1,070)	$33,261
Net Gains on Sales of Loans	1,389	—	—	—	1,389
Net Gains on Securities	94	—	—	—	94
Trust and Investment Product Fees	3	1,359	—	(2)	1,360
Insurance Revenues	16	27	2,706	—	2,749
Noncash Items:
Provision for Loan Losses	1,081	—	—	—	1,081
Depreciation and Amortization	2,204	10	210	75	2,499
Income Tax Expense (Benefit)	5,855	(58)	106	(674)	5,229
Segment Profit (Loss)	12,159	(97)	145	(638)	11,569
Segment Assets at December 31, 2012	2,006,992	11,551	8,333	(20,576)	2,006,300

NOTE 15 – Segment Information

The Company’s operations include three primary segments: core banking, trust and investment advisory services, and insurance operations. The core banking segment involves attracting deposits from the general public and using such funds to originate consumer, commercial and agricultural, commercial and agricultural real estate, and residential mortgage loans, primarily in the Company’s local markets. The core banking segment also involves the sale of residential mortgage loans in the secondary market. The trust and investment advisory services segment involves providing trust, investment advisory, and brokerage services to customers. The insurance segment offers a full range of personal and corporate property and casualty insurance products, primarily in the Company’s banking subsidiary’s local markets.

The core banking segment is comprised by the Company’s banking subsidiary, German American Bancorp, which operated through 34 banking offices at December 31, 2012. Net interest income from loans and investments funded by deposits and borrowings is the primary revenue for the core-banking segment. The trust and investment advisory services segment’s revenues are comprised primarily of fees generated by German American Financial Advisors & Trust Company. These fees are derived by providing trust, investment advisory, and brokerage services to its customers. The insurance segment primarily consists of German American Insurance, Inc., which provides a full line of personal and corporate insurance products. Commissions derived from the sale of insurance products are the primary source of revenue for the insurance segment.

The following segment financial information has been derived from the internal financial statements of German American Bancorp, Inc., which are used by management to monitor and manage the financial performance of the Company. The accounting policies of the three segments are the same as those of the Company. The evaluation process for segments does not include holding company income and expense. Holding company amounts are the primary differences between segment amounts and consolidated totals, and are reflected in the column labeled “Other” below, along with amounts to eliminate transactions between segments.

		Trust and
		Investment
	Core	Advisory			Consolidated
	Banking	Services	Insurance	Other	Totals
Year Ended December 31, 2012
Net Interest Income	$68,311	$21	$34	$(2,118)	$66,248
Net Gains on Sales of Loans	3,234	—	—	—	3,234
Net Gains on Securities	1,667	—	—	—	1,667
Trust and Investment Product Fees	5	2,657	—	(5)	2,657
Insurance Revenues	23	36	5,465	—	5,524
Noncash Items:
Provision for Loan Losses	2,412	—	—	—	2,412
Depreciation and Amortization	4,099	24	415	150	4,688
Income Tax Expense (Benefit)	11,999	(187)	181	(1,324)	10,669
Segment Profit (Loss)	25,118	(298)	250	(1,015)	24,055
Segment Assets at December 31, 2012	2,006,992	11,551	8,333	(20,576)	2,006,300

		Trust and
		Investment
	Core	Advisory			Consolidated
	Banking	Services	Insurance	Other	Totals
Year Ended December 31, 2011
Net Interest Income	$66,099	$16	$22	$(2,156)	$63,981
Net Gains on Sales of Loans	2,381	—	—	—	2,381
Net Gains on Securities	2,089	—	—	935	3,024
Trust and Investment Product Fees	3	2,147	—	(5)	2,145
Insurance Revenues	67	13	5,755	(16)	5,819
Noncash Items:
Provision for Loan Losses	6,800	—	—	—	6,800
Depreciation and Amortization	4,481	26	482	150	5,139
Income Tax Expense (Benefit)	9,171	(353)	272	(1,364)	7,726
Segment Profit (Loss)	20,855	(545)	352	(413)	20,249
Segment Assets at December 31, 2011	1,875,417	11,801	7,948	(21,399)	1,873,767

		Trust and
		Investment
	Core	Advisory			Consolidated
	Banking	Services	Insurance	Other	Totals
Year Ended December 31, 2010
Net Interest Income	$50,460	$8	$27	$(1,824)	$48,671
Net Gains on Sales of Loans	2,160	—	—	—	2,160
Net Gains on Securities	—	—	—	—	—
Trust and Investment Product Fees	2	1,585	—	(5)	1,582
Insurance Revenues	61	26	5,282	(22)	5,347
Noncash Items:
Provision for Loan Losses	5,225	—	—	—	5,225
Depreciation and Amortization	2,865	29	826	—	3,720
Income Tax Expense (Benefit)	7,181	(259)	(56)	(1,243)	5,623
Segment Profit (Loss)	15,325	(385)	(130)	(1,405)	13,405
Segment Assets at December 31, 2010	1,368,348	2,193	8,426	(3,079)	1,375,888